MFS® Blended Research® Mid Cap Equity Fund
MFS® Blended Research® Mid Cap Equity Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 8 and “Appendix A — Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Blended Research® Mid Cap Equity Fund	A		T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		2.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Blended Research® Mid Cap Equity Fund		A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.10%
Total Annual Fund Operating Expenses		0.86%	0.86%	1.61%	1.61%	0.61%	1.61%	1.11%	0.86%	0.61%	0.60%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.84%	0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.59% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.59% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.09% of the class' average daily net assets annually for Class R2 shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2018.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Blended Research® Mid Cap Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	656	832	1,023	1,573
T	334	516	713	1,282
B	562	806	1,074	1,708
C	262	506	874	1,909
I	60	193	338	760
R1	162	506	874	1,909
R2	111	351	610	1,350
R3	86	272	475	1,059
R4	60	193	338	760
R6	56	187	330	745

Expense Example No Redemption - MFS® Blended Research® Mid Cap Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	162	506	874	1,708
C	162	506	874	1,909

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  For the period from the fund’s commencement of operations on August 19, 2016 to the fund’s fiscal year end of May 31, 2017, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively selecting potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments by systematically managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index (the “Index”), which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Index over the last 13 months at the time of purchase. As of August 31, 2017, the range of the market capitalizations of the issuers in the Index was between approximately $1.5 billion and $38.8 billion.

Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. When MFS quantitative research is available but MFS fundamental research is not available, MFS considers the issuer to have a neutral fundamental rating.

MFS constructs the portfolio by considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Index.  Tracking error generally measures how the differences between the fund’s returns and the Index’s returns have varied over a period of time.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk: Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 3% compared to the Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Real Estate Investment Trust Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return or market risk, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of operations.